Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Unrealized and Realized Gains and Losses of Equity Securities
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019 and 2020 were as follows:

	For the year ended December, 31
	2019	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	78,321	121,555	18,629
Gross unrealized losses (impairment)	(180,913)	(66,063)	(10,125)

Net unrealized (losses) gains on equity securities held	(102,592)	55,492	8,504
Net realized gains on equity securities sold	—	482,202	73,901

Total net gains (losses) recognized in other income, net	(102,592)	537,694	82,405

Summary of unaudited condensed financial information of the Group's equity investments	The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with
Rule 4-08
of Regulation
S-X:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	469,712	452,904	69,411
Non-current assets	862,552	1,072,284	164,335
Current liabilities	280,790	220,499	33,793
Non-current liabilities	15,610	7,771	1,191
Redeemable preferred shares	870,001	875,199	134,130

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating data:
Revenues	24,073	970,017	944,974	144,824
Gross profit	12,830	223,883	307,531	47,131
Operating income (loss)	29,066	(66,751)	109,456	16,775
Net income (loss)	25,301	(78,146)	115,962	17,772